UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSC Advisors L.P.
Address: 900 North Michigan Avenue
         Suite 1900
         Chicago, Illinois  60611

13F File Number:  28-11157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Bluhm
Title:     Manager of the General Partner
Phone:     312.915.2485

Signature, Place, and Date of Signing:

     Andrew Bluhm     Chicago, Illinois     May 15, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $175,753 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MAGNETICS INC         COM              00753P103    10771   178706 SH       SOLE                   178706
ALLIED WRLD ASSUR COM HLDG L   SHS              G0219G203     2989    69911 SH       SOLE                    69911
ALLIED WRLD ASSUR COM HLDG L   SHS              G0219G203     4801   112300 SH       SOLE                   112300
ANIXTER INTL INC               COM              035290105     5229    79300 SH       SOLE                    79300
ATHEROGENICS INC               COM              047439104        2      970 SH  CALL SOLE                      970
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW          049164205     9236   175150 SH       SOLE                   175150
BEST BUY INC                   COM              086516101     4872   100000 SH       SOLE                   100000
CASTLE A M & CO                COM              148411101     2319    79000 SH       SOLE                    79000
CHECKFREE CORP NEW             COM              162813109     5720   154206 SH       SOLE                   154206
COLONIAL BANCGROUP INC         COM              195493309      111      675 SH  PUT  SOLE                      675
CORRIENTE RES INC              COM              22027E102     2864   986200 SH       SOLE                   986200
ENDURANCE SPECIALTY HLDGS LT   SHS              G30397106     7820   218810 SH       SOLE                   218810
EURONET WORLDWIDE INC          COM              298736109    11068   412050 SH       SOLE                   412050
GOOGLE INC                     CL A             38259P508     6872    15000 SH       SOLE                    15000
HILTON HOTELS CORP             COM              432848109     4747   132000 SH       SOLE                   132000
HUNT J B TRANS SVCS INC        COM              445658107     3409   129910 SH       SOLE                   129910
ICICI BK LTD                   ADR              45104G104     1838    50000 SH       SOLE                    50000
ICICI BK LTD                   ADR              45104G104       65     1127 SH  PUT  SOLE                     1127
INVENTIV HEALTH INC            COM              46122E105     2749    71800 SH       SOLE                    71800
ISIS PHARMACEUTICALS INC       COM              464330109        5      500 SH  PUT  SOLE                      500
K V PHARMACEUTICAL CO          CL A             482740206     2325    94000 SH       SOLE                    94000
KERYX BIOPHARMACEUTICALS INC   COM              492515101     2522   239780 SH       SOLE                   239780
MSC SOFTWARE CORP              COM              553531104     2115   153800 SH       SOLE                        0
MSC SOFTWARE CORP              COM              553531104    16029  1165750 SH       SOLE                  1165750
NAUTILUS INC                   COM              63910B102      935   255500 SH       SOLE                   255500
NMT MED INC                    COM              629294109     6922   509000 SH       SOLE                   509000
NOBLE CORPORATION              SHS              G65422100     1298    16500 SH       SOLE                    16500
PHASE FORWARD INC              COM              71721R406     7211   549200 SH       SOLE                   549200
PHELPS DODGE CORP              COM              717265102        2      375 SH  PUT  SOLE                      375
QUEST DIAGNOSTICS INC          COM              74834L100     4563    91500 SH       SOLE                    91500
QUEST DIAGNOSTICS INC          COM              74834L100       94      395 SH  CALL SOLE                      395
RELIANCE STEEL & ALUMINUM CO   COM              759509102    12763   263700 SH       SOLE                   263700
RETAIL VENTURES INC            COM              76128Y102     6064   288080 SH       SOLE                        0
RYERSON INC                    COM              78375P107       13     1050 SH  PUT  SOLE                     1050
RYERSON INC                    COM              78375P107        7       50 SH  PUT  SOLE                       50
RYERSON INC                    COM              78375P107       28      380 SH  PUT  SOLE                      380
SANDERSON FARMS INC            COM              800013104      371    10000 SH       SOLE                    10000
SAVIENT PHARMACEUTICALS INC    COM              80517Q100     5460   454273 SH       SOLE                   454273
SPRINT NEXTEL CORP             COM FON          852061100      299     1014 SH  CALL SOLE                     1014
SPRINT NEXTEL CORP             COM FON          852061100      332     2075 SH  CALL SOLE                     2075
TRANSOCEAN INC                 ORD              G90078109     9232   113000 SH       SOLE                   113000
TRANSOCEAN INC                 ORD              G90078109     5311    65000 SH       SOLE                    65000
UTI WORLDWIDE INC              ORD              G87210103     4337   176430 SH       SOLE                   176430
WCI CMNTYS INC                 COM              92923C104       33      628 SH  PUT  SOLE                      628